UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-04873
The GAMCO Growth Fund

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: September 30, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
The GAMCO Growth Fund
Third Quarter Report
September 30, 2009
To Our Shareholders,
     During the third quarter of 2009, The GAMCO Growth Fund’s (the “Fund”) (Class AAA) total return was 14.5% compared with gains of 15.6% and 14.0% for the Standard & Poor’s (“S&P”) 500 Index and the Russell 1000 Growth Index, respectively.
     Enclosed is the portfolio of investments as of September 30, 2009.
Comparative Results

Average Annual Returns through September 30, 2009 (a)

													Since
			Year to										Inception
	Quarter		Date		1 Year		5 Year		10 Year		20 Year		(4/10/87)
GAMCO Growth Fund Class AAA	14.49%		36.50%		(1.07)%		2.14%		(2.25)%		7.27%		9.34%
S&P 500 Index	15.59		19.27		(6.91)		1.01		(0.15)		7.99		8.22
Russell 1000 Growth Index	13.97		27.11		(1.85)		1.86		(2.56)		7.21		7.57
Class A	14.49		36.48		(1.11)		2.15		(2.24)		7.27		9.34
	7.90	(b)	28.64	(b)	(6.80	)(b)	0.94	(b)	(2.82	)(b)	6.95	(b)	9.05 (b)
Class B	14.25		35.72		(1.80)		1.37		(2.67)		7.04		9.13
	9.25	(c)	30.72	(c)	(6.71	)(c)	0.99	(c)	(2.67)		7.04		9.13
Class C	14.30		35.72		(1.84)		1.38		(2.67)		7.04		9.13
	13.30	(d)	34.72	(d)	(2.82	)(d)	1.38		(2.67)		7.04		9.13
Class I	14.53		36.73		(0.89)		2.21		(2.21)		7.29		9.35
In the current prospectus, the expense ratios for Class AAA, A, B, C, and I Shares are 1.40%, 1.40%, 2.15%, 2.15%, and 1.15%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

The Class AAA Shares net asset values (“NAVs”) per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index and the Russell 1000 Growth Index are unmanaged indicators of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, year to date, one year, and five year periods of 5%, 5%, 5%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter, year to date, and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The GAMCO Growth Fund
Schedule of Investments — September 30, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 98.9%
	TECHNOLOGY — 26.0%
	Electronics — 3.4%
260,000	Corning Inc.	$3,980,600
150,000	FLIR Systems Inc.†	4,195,500
400,000	Intel Corp.	7,828,000
140,000	Trimble Navigation Ltd.†	3,347,400

		19,351,500

	Information Technology — 16.6%
110,000	Adobe Systems Inc.†	3,634,400
127,000	Apple Inc.†	23,541,990
46,900	Google Inc., Cl. A†	23,255,365
159,000	International Business Machines Corp.	19,017,990
945,000	Microsoft Corp.	24,466,050

		93,915,795

	Telecommunications — 6.0%
441,000	Cisco Systems Inc.†	10,381,140
90,000	Harris Corp.	3,384,000
250,000	QUALCOMM Inc.	11,245,000
130,000	Research In Motion Ltd.†	8,781,500

		33,791,640

	TOTAL TECHNOLOGY	147,058,935

	ENERGY — 17.3%
92,000	Apache Corp.	8,448,360
140,000	Chesapeake Energy Corp.	3,976,000
145,000	Devon Energy Corp.	9,762,850
20,000	First Solar Inc.†	3,057,200
60,000	FMC Technologies Inc.†	3,134,400
170,000	Hess Corp.	9,088,200
85,000	Murphy Oil Corp.	4,893,450
130,000	National Oilwell Varco Inc.†	5,606,900
72,000	Noble Corp.	2,733,120
83,000	Occidental Petroleum Corp.	6,507,200
45,000	Oceaneering International Inc.†	2,553,750
195,000	Petroleo Brasileiro SA, ADR	8,950,500
53,000	Schlumberger Ltd.	3,158,800
60,000	Southwestern Energy Co.†	2,560,800
101,000	SunPower Corp., Cl. A†	3,018,890
75,556	Transocean Ltd.†	6,462,305
115,000	Vestas Wind Systems A/S†	8,313,512
120,000	Weatherford International Ltd.†	2,487,600
76,250	XTO Energy Inc.	3,150,650

	TOTAL ENERGY	97,864,487

	MATERIALS AND PROCESSING — 14.4%
321,000	Agnico-Eagle Mines Ltd.	21,779,850
30,000	BHP Billiton Ltd., ADR	1,980,300
170,000	Freeport-McMoRan Copper & Gold Inc.	11,663,700
160,000	Monsanto Co.	12,384,000
205,000	Newmont Mining Corp.	9,024,100
55,000	Potash Corp. of Saskatchewan Inc.	4,968,700
82,000	Rio Tinto plc, ADR	13,963,780
45,000	Syngenta AG, ADR	2,067,750
74,000	The Mosaic Co.	3,557,180

	TOTAL MATERIALS AND PROCESSING	81,389,360

	FINANCIAL SERVICES — 14.2%
15,500	BlackRock Inc.	3,360,710
297,000	Cheung Kong (Holdings) Ltd.	3,769,001
74,000	MasterCard Inc., Cl. A	14,959,100
130,000	Northern Trust Corp.	7,560,800
116,500	Standard Chartered plc	2,870,981
150,000	State Street Corp.	7,890,000
226,000	Sun Hung Kai Properties Ltd.	3,330,198
178,000	Swire Pacific Ltd., Cl. A	2,092,348
100,000	The Bank of New York Mellon Corp.	2,899,000
685,000	The Charles Schwab Corp.	13,117,750
61,000	The Goldman Sachs Group Inc.	11,245,350
105,000	Visa Inc., Cl. A	7,256,550

	TOTAL FINANCIAL SERVICES	80,351,788

	PRODUCER DURABLES — 10.0%
170,000	ABB Ltd., ADR	3,406,800
65,000	Cummins Inc.	2,912,650
45,000	Deere & Co.	1,931,400
105,000	Emerson Electric Co.	4,208,400
40,000	Flowserve Corp.	3,941,600
35,000	Fluor Corp.	1,779,750
190,000	ITT Corp.	9,908,500
111,800	Jardine Matheson Holdings Ltd.	3,398,720
60,000	Joy Global Inc.	2,936,400
30,000	L-3 Communications Holdings Inc.	2,409,600
25,000	Lockheed Martin Corp.	1,952,000
95,000	McDermott International Inc.†	2,400,650
100,000	PACCAR Inc.	3,771,000
75,000	Rockwell Collins Inc.	3,810,000
20,000	Siemens AG	1,852,025
95,000	United Technologies Corp.	5,788,350

	TOTAL PRODUCER DURABLES	56,407,845

	HEALTH CARE — 7.8%
98,000	Abbott Laboratories	4,848,060
28,000	Alcon Inc.	3,882,760
114,000	Baxter International Inc.	6,499,140
58,000	Becton, Dickinson and Co.	4,045,500
70,000	Celgene Corp.†	3,913,000
150,000	Gilead Sciences Inc.†	6,987,000
90,000	St. Jude Medical Inc.†	3,510,900
75,000	Stryker Corp.	3,407,250
75,000	Teva Pharmaceutical Industries Ltd., ADR	3,792,000
85,000	Varian Medical Systems Inc.†	3,581,050

	TOTAL HEALTH CARE	44,466,660

See accompanying notes to schedule of investments.

2

The GAMCO Growth Fund
Schedule of Investments (Continued) — September 30, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER DISCRETIONARY — 5.5%
40,000	Amazon.com Inc.†	$3,734,400
70,000	Coach Inc.	2,304,400
95,000	Costco Wholesale Corp.	5,363,700
100,000	NIKE Inc., Cl. B	6,470,000
40,000	Polo Ralph Lauren Corp.	3,064,800
102,400	Tiffany & Co.	3,945,472
224,800	Under Armour Inc., Cl. A†	6,256,184

	TOTAL CONSUMER DISCRETIONARY	31,138,956

	CONSUMER STAPLES — 2.8%
74,122	Danone	4,466,670
100,000	PepsiCo Inc.	5,866,000
100,000	The Procter & Gamble Co.	5,792,000

	TOTAL CONSUMER STAPLES	16,124,670

	UTILITIES — 0.9%
150,000	EDP Renovaveis SA†	1,649,570
40,000	FPL Group Inc.	2,209,200
280,000	Iberdrola Renovables SA	1,376,727

	TOTAL UTILITIES	5,235,497

	TOTAL COMMON STOCKS	560,038,198

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 1.1%
$5,995,000	U.S. Treasury Bills, 0.066% to 0.086%††, 12/10/09 to 12/24/09	5,993,784

	TOTAL INVESTMENTS — 100.0% (Cost $562,962,700)	$566,031,982

	Aggregate book cost	$562,962,700

	Gross unrealized appreciation	$53,405,834

	Gross unrealized depreciation	(50,336,552)

	Net unrealized appreciation/depreciation	$3,069,282

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt
See accompanying notes to schedule of investments.

3

The GAMCO Growth Fund
Notes to Schedule of Investments (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

4

The GAMCO Growth Fund
Notes to Schedule of Investments (Continued) (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of September 30, 2009 is as follows:

Investments in
Securities
(Market Value)
Valuation Inputs	Assets
Level 1 — Quoted Prices*	$560,038,198
Level 2 — Other Significant Observable Inputs**	5,993,784

Total	$566,031,982

*	The industry classifications are detailed in the Schedule of Investments.

**	The Level 2 securities represent U.S. Government Obligations as detailed in the Schedule of Investments.
There were no Level 3 investments held at December 31, 2008 or September 30, 2009.
2. Tax Information. At December 31, 2008, the Fund had net capital loss carryforwards for federal income tax purposes of $839,592,069, which are available to reduce future required distributions of net capital gains to shareholders. $469,914,764 is available through 2010; $350,050,494 is available through 2011; $1,141,675 is available through 2012; and $18,485,136 is available through 2016.

5

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the GAMCO Westwood Funds.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI FAMILY OF FUNDS
VALUE
Gabelli Asset Fund
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Blue Chip Value Fund
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund’s objective is to identify a catalyst or sequence of events that will return the company to a higher value. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
GAMCO Westwood Equity Fund
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood’s proprietary growth rate estimates. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Susan M. Byrne
FOCUSED VALUE
Gabelli Value Fund
Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
SMALL CAP VALUE
Gabelli Small Cap Fund
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood SmallCap Equity Fund
Seeks to invest primarily in smaller capitalization equity securities — market caps of $2.5 billion or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Nicholas F. Galluccio
Gabelli Woodland Small Cap Value Fund
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company’s value. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Elizabeth M. Lilly, CFA
GROWTH
GAMCO Growth Fund
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Howard F. Ward, CFA
GAMCO International Growth Fund
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (Multiclass)
Portfolio Manager: Caesar Bryan
AGGRESSIVE GROWTH
GAMCO Global Growth Fund
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
MICRO-CAP
GAMCO Westwood Mighty MitesSM Fund
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Team Managed
EQUITY INCOME
Gabelli Equity Income Fund
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood Balanced Fund
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund’s primary objective is both capital appreciation and current income. (Multiclass)
Co-Portfolio Managers: Susan M. Byrne
Mark Freeman, CFA
GAMCO Westwood Income Fund
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
SPECIALTY EQUITY
GAMCO Global Convertible Securities Fund
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund’s primary objective is total return through a combination of current income and capital appreciation. (Multiclass)
Team Managed
GAMCO Global Opportunity Fund
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
Gabelli SRI Green Fund
Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products) and sustainability (companies engaged in climate change, energy security and independence, natural resource shortages,organic living,and urbanization). The Fund’s primary objective is capital appreciation. (Multiclass)
Co-Portfolio Managers: Christopher C. Desmarais
John M. Segrich, CFA
SECTOR
GAMCO Global Telecommunications Fund
Seeks to invest in telecommunications companies throughout the world — targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
GAMCO Gold Fund
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (Multiclass)
Portfolio Manager: Caesar Bryan
Gabelli Utilities Fund
Seeks to provide a high level of total return through a combination of capital appreciation and current income. (Multiclass)
Team Managed
MERGER AND ARBITRAGE
Gabelli ABC Fund
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Enterprise Mergers and Acquisitions Fund
Seeks to invest in securities believed to be likely acquisition targets within 12–18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
CONTRARIAN
GAMCO Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Henry Van der Eb, CFA
Comstock Capital Value Fund
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (Multiclass)
Portfolio Manager: Martin Weiner, CFA
FIXED INCOME
GAMCO Westwood Intermediate Bond Fund
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund’s primary objective is total return. (Multiclass)
Portfolio Manager: Mark Freeman, CFA
CASH MANAGEMENT-MONEY MARKET
Gabelli U.S. Treasury Money Market Fund
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity. (No-load)
Co-Portfolio Managers: Judith A. Raneri
Ronald S. Eaker
An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.
To receive a prospectus, call 800-GABELLI (422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

The GAMCO Growth Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Trustees

Mario J. Gabelli, CFA	Robert J. Morrissey
Chairman and Chief	Attorney-at-Law
Executive Officer	Morrissey, Hawkins & Lynch
GAMCO Investors, Inc.

Anthony J. Colavita	Anthony R. Pustorino
President	Certified Public Accountant,
Anthony J. Colavita, P.C.	Professor Emeritus
Pace University

James P. Conn	Anthony Torna
Former Chief Investment Officer	Maxim Group LLC
Financial Security Assurance
Holdings Ltd.

Dugald A. Fletcher	Anthonie C. van Ekris
President	Chairman
Fletcher & Company, Inc.	BALMAC International, Inc.

John D. Gabelli	Salvatore J. Zizza
Senior Vice President	Chairman
Gabelli & Company, Inc.	Zizza & Co., Ltd.

Officers and Portfolio Manager

Bruce N. Alpert	Howard F. Ward, CFA
President and Secretary	Portfolio Manager

Agnes Mullady	Peter D. Goldstein
Treasurer	Chief Compliance Officer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB406Q309SR
GAMCO
The GAMCO Growth Fund
THIRD QUARTER REPORT
SEPTEMBER 30, 2009

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The GAMCO Growth Fund

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 11/25/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 11/25/09

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer

Date 11/25/09

*	Print the name and title of each signing officer under his or her signature.